Interest and Inflation Indexation Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Interest and UF Indexation Revenue and Expenses Disclosure [Abstract]
Schedule of Interest Revenue	At the end of the year, the summary is as follows:
	2025			2024			2023
	Interest	Inflation indexation	Total	Interest	Inflation indexation	Total	Interest	Inflation indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Interest and Inflation indexation revenue	2,734,108	675,476	3,409,584	2,940,397	830,662	3,771,059	3,211,883	832,782	4,044,665
Interest and Inflation indexation expenses	(969,638)	(369,864)	(1,339,502)	(1,138,312)	(469,992)	(1,608,304)	(1,634,708)	(489,165)	(2,123,873)
Total net interest income	1,764,470	305,612	2,070,082	1,802,085	360,670	2,162,755	1,577,175	343,617	1,920,792

Schedule of Interest and Inflation Indexation	The detail of interest and inflation indexation is as follows:
	2025			2024			2023
	Interest	Inflation indexation	Total	Interest	Inflation indexation	Total	Interest	Inflation indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets at amortized cost
Rights by resale agreements	5,295	—	5,295	4,601	—	4,601	5,984	—	5,984
Debt financial instruments	12,291	11,938	24,229	50,831	26,333	77,164	21,605	27,392	48,997
Loans to banks	38,172	—	38,172	73,707	—	73,707	169,594	—	169,594
Commercial loans	1,238,418	256,024	1,494,442	1,358,243	318,508	1,676,751	1,490,550	320,755	1,811,305
Residential mortgage loans	461,354	452,078	913,432	416,119	547,346	963,465	371,043	546,216	917,259
Consumer loans	837,482	921	838,403	829,034	1,317	830,351	793,499	1,850	795,349
Other financial instruments	45,884	2,387	48,271	71,561	3,453	75,014	62,137	2,843	64,980
Financial assets at fair value through other comprehensive income
Debt financial instruments	127,227	22,794	150,021	169,950	24,896	194,846	327,081	28,397	355,478
Other financial instruments	474	—	474	397	—	397	1,023	—	1,023
Income of accounting hedges on interest rate risk	(32,489)	(70,666)	(103,155)	(34,046)	(91,191)	(125,237)	(30,633)	(94,671)	(125,304)
Total	2,734,108	675,476	3,409,584	2,940,397	830,662	3,771,059	3,211,883	832,782	4,044,665

Schedule of Interest Expenses	The composition of interest and inflation indexation expenses is as follows:
	2025			2024			2023
	Interest	Inflation indexation	Total	Interest	Inflation indexation	Total	Interest	Inflation indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial liabilities at amortized cost
Current accounts and other demand deposits	985	16,346	17,331	1,186	19,956	21,142	1,343	16,677	18,020
Time deposits and saving accounts	626,776	55,934	682,710	810,799	81,947	892,746	1,308,575	96,446	1,405,021
Obligations by repurchase agreements	8,018	—	8,018	9,177	—	9,177	15,183	—	15,183
Borrowings from financial institutions	61,919	—	61,919	71,727	—	71,727	64,603	—	64,603
Debt financial instruments issued	286,327	261,709	548,036	260,203	322,938	583,141	249,438	329,837	579,275
Other financial obligations	—	—	—	—	—	—	—	—	—
Lease liabilities	2,112	—	2,112	2,381	—	2,381	1,980	—	1,980
Financial instruments of regulatory capital issued	35,283	35,875	71,158	34,551	45,151	79,702	34,903	46,205	81,108
Income of accounting hedges of interest rate risk	(51,782)	—	(51,782)	(51,712)	—	(51,712)	(41,317)	—	(41,317)
Total	969,638	369,864	1,339,502	1,138,312	469,992	1,608,304	1,634,708	489,165	2,123,873

Schedule of Gain Loss from Accounting Hedge	As of December 31, 2025, 2024 and 2023, the Bank uses cross currency and interest rate swaps to hedge its position on changes on the fair value of corporate bonds and commercial loans and cross currency swaps to hedge the risk of variability of obligations flows with foreign banks and bonds issued in foreign currency.
	2025						2024						2023
	Interest		Inflation indexation		Total		Interest		Inflation indexation		Total		Interest		Inflation indexation		Total
	Revenue	Expense	Revenue	Expense	Revenue	Expense	Revenue	Expense	Revenue	Expense	Revenue	Expense	Revenue	Expense	Revenue	Expense	Revenue	Expense
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Gain from fair value accounting hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Loss from fair value accounting hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Gain from cash flow accounting hedges	314,924	361,804	6,766	—	321,690	361,804	186,951	266,878	3,087	—	190,038	266,878	274,897	338,551	2,308	—	277,205	338,551
Loss from cash flow accounting hedges	(347,413)	(310,022)	(77,432)	—	(424,845)	(310,022)	(220,997)	(215,166)	(94,278)	—	(315,275)	(215,166)	(305,530)	(297,234)	(96,979)	—	(402,509)	(297,234)
Net gain on hedge item adjustment	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	(32,489)	51,782	(70,666)	—	(103,155)	51,782	(34,046)	51,712	(91,191)	—	(125,237)	51,712	(30,633)	41,317	(94,671)	—	(125,304)	41,317